Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (16,864)	¥ (123,110)	¥ (165,129)	¥ (138,173)	¥ (165,129)